Related-party transactions - Schedule of rendering of services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Operating activities	€ 260	€ 1,200	€ 231
Financing activities	76	8	0
PROVISION OF SERVICES	€ 335	€ 1,208	€ 231